MORGAN STANLEY DEAN WITTER REAL ESTATE FUND               Two World Trade Center

LETTER TO THE SHAREHOLDERS November 30, 2000            New York, New York 10048

DEAR SHAREHOLDER:

The NAREIT Equity Index gained 21.79 percent for the 12-month period ended November 30, 2000, and is up 18.06 percent on a year-to-date basis. For most of the calendar year, real estate investment trusts (REITs) demonstrated an inverse correlation to the broader equity markets, particularly the Nasdaq. By demonstrating defensive characteristics, the sector held appeal for certain institutional investors as a potential refuge from the year's stock-market declines and increased volatility. In addition, as the year progressed and earnings trended down in many other sectors, REITs exhibited strong earnings growth.

REITs sustained a rally from their beaten-down levels in December 1999 but then proceeded to perform poorly from the beginning of 2000 until mid March, when the Nasdaq began to decline. REITs followed with strong gains in the second and third quarters. Overall, REITs performed very well in the face of weak and volatile equity markets as the defensive nature of the sector came to attract investors. REITs did retreat several times during the year. In August, a month in which the equity markets had their strongest performance of the year, a subset of certain institutional investors took profits out of the REIT sector and moved funds back to the broader equity markets. In October, a large equity issuance and an earnings disappointment from a prominent REIT slowed the sector. Finally, the sector regained its defensive posture in the month of November and was once again able to perform well in spite of weak performance by the equity markets, rallying at month-end after being close to flat for much of November.

PERFORMANCE

For the 12 months ended November 30, 2000, the Morgan Stanley Dean Witter Real Estate Fund's Class A, B, C and D shares produced total returns of 27.46 percent, 26.41 percent, 26.50 percent and 27.88 percent, respectively. During the same period, the NAREIT Equity Index returned 21.79 percent. Performance of the four classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

According to Morgan Stanley Dean Witter Investment Management, the Fund's sub-advisor, the Fund's outperformance relative to its benchmark was generated by a combination of top-down sector allocation and bottom-up stock selection. From the top-down perspective, the Fund's overweighted position in office companies with a central business district (CBD) focus produced positive attribution. Additional outperformance was contributed by the Fund's position in owners of retail properties, where the Fund has been underweighted with the exception of a neutral weighting in the regional mall subsector, which has been less threatened by supply issues.

In terms of stock selection, the most significant outperformance was generated by apartment and office owners with property concentrations on the Pacific coast and along the I-95 corridor between Boston and Washington, D.C., markets characterized by relatively higher barriers to new supply and strong demand growth.

PORTFOLIO STRATEGY

Despite the recent slowing of the economy there has been limited evidence of a significant reduction in the demand for real estate. In fact, notwithstanding concerns in other industries over their own lack of pricing power and the related margin squeeze, real estate landlords have continued to maintain pricing power. Toward the end of the year, however, real estate owners did state that the pace of growth in rental levels had declined from the white-hot period earlier in the year. The more conservative observers noted that if the strongest markets (including San Francisco, New York and Boston) were able simply to maintain current rental levels, this could result in significant increases in asset valuations as current prospective property buyers model scenarios that assume declining rents. In addition, an increase in the lending standards for new development has served to reduce the forward supply pipeline of new space. As a result, we continue to witness an extension of the real estate expansion and remain optimistic that the sector is poised for a soft landing toward an equilibrium of demand and supply. (Equilibrium is characterized as the phase in which occupancies remain relatively flat and rental growth increases at a modest premium to the rate of inflation.)

Throughout the year, the Fund maintained its overweighted position in the office and residential sectors, particularly companies focused in the CBD markets, where demand for space and rental growth has been robust. In contrast, the Fund has been underweighted in the retail sector where higher supply levels and poor sales results have weakened fundamentals. As the economy continues to soften, the Fund may shift the portfolio to a more defensive stance by reducing its position in the historically more volatile office and hotel sectors and adding to the more predictable apartment and industrial sectors.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

LOOKING AHEAD

Despite their strong price performance over the past 12 months, REITs ended November at a discount of more than 10 percent to their underlying property value. This was the result of strong property fundamentals experienced by real estate companies throughout the year causing the underlying property value to move up in tandem with price, thereby preserving the discount from the start of the year.

While Morgan Stanley Dean Witter Investment Management believes that underlying property values will continue to grow, the sub-advisor expects that the rate of growth will decline based on slowing rental growth, peak occupancy levels and a modest decline in private market multiples for certain asset classes (particularly suburban offices and retail).

We appreciate your ongoing support of Morgan Stanley Dean Witter Real Estate Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

FUND PERFORMANCE November 30, 2000

GROWTH OF $10,000
($ in Thousands)

[LINE GRAPH]

                                     CLASS A             CLASS B             CLASS C             CLASS D             NAREIT(4)
                                     -------             -------             -------             -------             ------
April 28, 1999                       9475.00            10000.00            10000.00            10000.00            10000.00
May 31, 1999                         9655.00            10190.00            10190.00            10190.00            10303.00
August 31, 1999                      9140.00             9624.00             9623.00             9660.00             9689.00
November 30, 1999                    8349.00             8773.00             8771.00             8831.00             8944.00
February 29, 2000                    8618.00             9040.00             9037.00             9124.00             9148.00
May 31, 2000                         9608.00            10058.00            10053.00            10196.00            10182.00
August 31, 2000                     10544.00            11008.00            11014.00            11182.00            10896.00
November 30, 2000                   10642.00            10691.00            11095.00            11293.00            10894.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                CLASS A SHARES*
------------------------------------------------
PERIOD ENDED 11/30/00
---------------------------
1 Year                        27.46%(1) 20.77%(2)
Since Inception (4/28/99)      7.56%(1) 3.98%(2)

                CLASS C SHARES+
------------------------------------------------
PERIOD ENDED 11/30/00
---------------------------
1 Year                        26.50%(1) 25.50%(2)
Since Inception (4/28/99)      6.74%(1)  6.74%(2)

                CLASS B SHARES**
------------------------------------------------
PERIOD ENDED 11/30/00
---------------------------
1 Year                        26.41%(1) 21.41%(2)
Since Inception (4/28/99)      6.71%(1)  4.28%(2)

                CLASS D SHARES#
------------------------------------------------
PERIOD ENDED 11/30/00
---------------------------
1 Year                        27.88%(1)
Since Inception (4/28/99)      7.93%(1)

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on November 30,
     2000.
(4)  The NAREIT Equity Index measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Index does not
     include any expenses, fees or charges. The Index is an
     unmanaged benchmark of real estate investment trusts
     compiled by the National Association of Real Estate
     Investment Trusts and should not be considered an
     investment.
*    The maximum front-end sales charge for Class A is 5.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum contingent deferred sales charge for Class C
     shares is 1% for shares redeemed within one year of
     purchase.
#    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS November 30, 2000

NUMBER OF
 SHARES                                        VALUE
-------------------------------------------------------
            COMMON STOCKS (94.5%)
            REIT - Diversified (3.9%)
  49,600    Meditrust Corp. (Paired
             Stock)*......................  $   130,200
  98,400    Vornado Realty Trust..........    3,634,650
                                            -----------
                                              3,764,850
                                            -----------
            REIT - Industrial/Office
             (41.4%)
  50,100    AMB Property Corp. ...........    1,193,006
 185,600    Arden Realty, Inc. ...........    4,535,600
 116,200    Boston Properties, Inc. ......    4,931,237
 286,100    Brookfield Properties Corp.
             (Canada).....................    4,731,697
  19,200    Cabot Industrial Trust........      364,800
 139,400    CarrAmerica Realty Corp. .....    4,121,012
 191,223    Equity Office Properties
             Trust........................    5,796,447
 109,800    Great Lakes REIT, Inc. .......    1,811,700
  10,400    Highwoods Properties, Inc. ...      226,850
  50,800    Mack-Cali Realty Corp. .......    1,346,200
  54,800    Pacific Gulf Properties,
             Inc. ........................    1,496,725
 128,600    ProLogis Trust................    2,700,600
  50,400    PS Business Parks, Inc. (Class
             A)...........................    1,350,720
  32,400    Spieker Properties, Inc. .....    1,692,900
 252,000    Trizec Hahn Corp. (Canada)....    3,811,500
                                            -----------
                                             40,110,994
                                            -----------
            REIT - Lodging/Resorts (5.7%)
   2,200    Hilton Hotels Corp. ..........       20,625
  45,700    Host Marriot Corp. ...........      542,687
   7,332    Interstate Hotels Corp.*......       13,518
 143,193    Starwood Hotels & Resorts
             Worldwide, Inc. .............    4,582,176
 246,900    Wyndham International, Inc.
             (Class A)*...................      370,350
                                            -----------
                                              5,529,356
                                            -----------
            REIT - Residential (27.1%)
  62,000    Amli Residential Properties
             Trust........................    1,247,750
 106,000    Archstone Communities Trust...    2,563,875

NUMBER OF
 SHARES                                        VALUE
-------------------------------------------------------
 110,700    Avalonbay Communities,
             Inc. ........................  $ 5,182,144
   7,600    BRE Properties, Inc. (Class
             A)...........................      243,675
  44,200    Charles E. Smith Residential
             Realty, Inc. ................    2,008,337
  96,000    Chateau Communities, Inc. ....    2,640,000
  66,500    Equity Residential Properties
             Trust........................    3,391,500
  95,000    Essex Property Trust, Inc. ...    4,993,437
  84,900    Manufactured Home Communities,
             Inc. ........................    2,154,338
  47,000    Post Properties, Inc. ........    1,618,563
   8,900    Summit Properties Inc. .......      215,269
                                            -----------
                                             26,258,888
                                            -----------
            REIT - Retail (10.8%)
 204,500    Burnham Pacific Properties,
             Inc. ........................      971,375
  89,400    Federal Realty Investment
             Trust........................    1,720,950
  18,600    Macerich Co. (The)............      356,888
   8,072    Pan Pacific Retail Properties,
             Inc. ........................      166,990
   2,200    Rouse Co. (The)...............       55,275
 183,000    Simon Property Group, Inc. ...    4,197,563
 292,000    Taubman Centers, Inc. ........    3,029,500
                                            -----------
                                             10,498,541
                                            -----------
            REIT - Storage (5.1%)
 217,700    Public Storage, Inc. .........    4,775,794
   8,200    Shurgard Storage Centers, Inc.
             (Class A)....................      188,600
                                            -----------
                                              4,964,394
                                            -----------
            Retail - Specialty (0.5%)
  67,000    Pinnacle Holdings, Inc.*......      527,625
                                            -----------

            TOTAL COMMON STOCKS
            (Cost $87,073,133)............   91,654,648
                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

PRINCIPAL
AMOUNT IN
THOUSANDS                                     VALUE
-------------------------------------------------------
            SHORT-TERM INVESTMENT (2.0%)
            REPURCHASE AGREEMENT
  $1,921    The Bank of New York 6.50% due
             12/01/00 (dated 11/30/00;
             proceeds $1,920,906) (a)
            (Cost $1,920,559).............  $ 1,920,559
                                            -----------

TOTAL INVESTMENTS
(Cost $88,993,692) (b).........    96.5%     93,575,207

OTHER ASSETS IN EXCESS OF
LIABILITIES....................     3.5       3,420,952
                                  -----     -----------

NET ASSETS.....................   100.0%    $96,996,159
                                  =====     ===========

---------------------
 *  Non-income producing security.
(a) Collateralized by $1,922,862 U.S. Treasury Bond 8.75% due 08/15/20 valued at $1,959,243.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $9,665,690 and the aggregate gross unrealized depreciation is $5,084,175, resulting in net unrealized appreciation of $4,581,515.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2000
ASSETS:
Investments in securities, at value
 (cost $88,993,692).........................................  $93,575,207
Receivable for:
    Shares of beneficial interest sold......................    3,424,032
    Investments sold........................................      248,521
    Dividends...............................................      101,538
Prepaid expenses and other assets...........................       28,877
                                                              -----------
    TOTAL ASSETS............................................   97,378,175
                                                              -----------
LIABILITIES:
Payable for:
    Investments purchased...................................      110,480
    Shares of beneficial interest repurchased...............       79,324
    Investment management fee...............................       75,598
    Plan of distribution fee................................       65,520
Accrued expenses and other payables.........................       51,094
                                                              -----------
    TOTAL LIABILITIES.......................................      382,016
                                                              -----------
    NET ASSETS..............................................  $96,996,159
                                                              ===========
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $93,021,438
Net unrealized appreciation.................................    4,581,550
Accumulated net realized loss...............................     (606,829)
                                                              -----------
    NET ASSETS..............................................  $96,996,159
                                                              ===========
CLASS A SHARES:
Net Assets..................................................  $ 9,942,762
Shares Outstanding (unlimited authorized, $.01 par value)...      946,195
    NET ASSET VALUE PER SHARE...............................       $10.51
                                                              ===========
    MAXIMUM OFFERING PRICE PER SHARE,
     (net asset value plus 5.54% of net asset value)........       $11.09
                                                              ===========
CLASS B SHARES:
Net Assets..................................................  $75,100,776
Shares Outstanding (unlimited authorized, $.01 par value)...    7,158,311
    NET ASSET VALUE PER SHARE...............................       $10.49
                                                              ===========
CLASS C SHARES:
Net Assets..................................................   $6,759,320
Shares Outstanding (unlimited authorized, $.01 par value)...      643,963
    NET ASSET VALUE PER SHARE...............................       $10.50
                                                              ===========
CLASS D SHARES:
Net Assets..................................................   $5,193,301
Shares Outstanding (unlimited authorized, $.01 par value)...      493,110
    NET ASSET VALUE PER SHARE...............................       $10.53
                                                              ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

STATEMENT OF OPERATIONS
For the year ended November 30, 2000
NET INVESTMENT INCOME:
INCOME
Dividends (net of $27,883 foreign withholding tax)..........  $3,939,027
Interest....................................................     155,423
                                                              ----------

    TOTAL INCOME............................................   4,094,450
                                                              ----------

EXPENSES
Investment management fee...................................     831,780
Plan of distribution fee (Class A shares)...................      21,681
Plan of distribution fee (Class B shares)...................     651,965
Plan of distribution fee (Class C shares)...................      69,347
Transfer agent fees and expenses............................     104,042
Offering costs..............................................      58,261
Shareholder reports and notices.............................      55,668
Professional fees...........................................      52,417
Registration fees...........................................      48,767
Custodian fees..............................................      44,496
Trustees' fees and expenses.................................      12,152
Other.......................................................       6,882
                                                              ----------

    TOTAL EXPENSES..........................................   1,957,458
                                                              ----------

    NET INVESTMENT INCOME...................................   2,136,992
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments............................    (567,918)
Capital gain distributions received.........................     436,820
                                                              ----------

    NET REALIZED LOSS.......................................    (131,098)

Net change in unrealized depreciation.......................  16,894,869
                                                              ----------

    NET GAIN................................................  16,763,771
                                                              ----------

NET INCREASE................................................ $18,900,763
                                                             ===========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

STATEMENT OF CHANGES IN NET ASSETS
                                                                    FOR THE PERIOD
                                                 FOR THE YEAR       APRIL 28, 1999*
                                                    ENDED              THROUGH
                                                NOVEMBER 30, 2000   NOVEMBER 30, 1999
-------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income.........................     $ 2,136,992        $  1,429,756
Net realized loss.............................        (131,098)           (104,513)
Net change in unrealized depreciation.........      16,894,869         (12,313,319)
                                                   -----------        ------------

    NET INCREASE (DECREASE)...................      18,900,763         (10,988,076)
                                                   -----------        ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares............................        (246,209)           (142,441)
    Class B shares............................      (1,786,472)         (1,182,548)
    Class C shares............................        (199,920)           (164,052)
    Class D shares............................         (76,065)               (624)

Net realized gain
    Class A shares............................         (48,295)                 --
    Class B shares............................        (283,450)                 --
    Class C shares............................         (30,408)                 --
    Class D shares............................          (9,276)                 --

Paid-in-capital
    Class A shares............................         (48,817)                 --
    Class B shares............................        (291,141)                 --
    Class C shares............................         (30,844)                 --
    Class D shares............................         (13,609)                 --
                                                   -----------        ------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS.........      (3,064,506)         (1,489,665)
                                                   -----------        ------------

Net increase from transactions in shares of
 beneficial interest..........................       8,155,544          85,382,099
                                                   -----------        ------------

    NET INCREASE..............................      23,991,801          72,904,358

NET ASSETS:
Beginning of period...........................      73,004,358             100,000
                                                   -----------        ------------
    END OF PERIOD
    (Including undistributed net investment
    income of $0 and $113,624,
    respectively).............................     $96,996,159        $ 73,004,358
                                                   ===========        ============

---------------------
* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

NOTES TO FINANCIAL STATEMENTS November 30, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities of companies that are principally engaged in the U.S. real estate industry, including real estate investment trusts. The Fund was organized as a Massachusetts business trust on November 23, 1998 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor"), an affiliate of the Investment Manager, that sale or bid prices are not reflective of a security's market value, portfolio securities are

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

F. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $178,000, which will be reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of April 28, 2000.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor monthly compensation equal to 40% of its monthly compensation.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and
(iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,487,194 at November 30, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $22,677, $302,350 and $10,253, respectively and received $32,237 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2000 aggregated $50,301,160 and $45,993,648, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS

During the year ended November 30, 2000, the Fund utilized its net capital loss carryover of approximately $7,000.

As of November 30, 2000, the Fund had temporary book/tax differences attributable to capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $58,261, accumulated net realized loss was credited $211 and undistributed net investment income was credited $58,050.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                   FOR THE PERIOD
                                                                    FOR THE YEAR                  APRIL 28, 1999*
                                                                        ENDED                         THROUGH
                                                                  NOVEMBER 30, 2000              NOVEMBER 30, 1999
                                                              -------------------------       ------------------------
                                                                SHARES        AMOUNT            SHARES       AMOUNT
                                                              ----------   ------------       ----------   -----------
CLASS A SHARES
Sold........................................................   1,746,452   $ 17,406,241        1,018,402   $ 9,991,037
Reinvestment of dividends...................................      31,839        309,715           12,614       119,098
Redeemed....................................................  (1,484,644)   (15,088,635)        (380,968)   (3,512,632)
                                                              ----------   ------------       ----------   -----------
Net increase - Class A......................................     293,647      2,627,321          650,048     6,597,503
                                                              ----------   ------------       ----------   -----------
CLASS B SHARES
Sold........................................................   9,124,891     90,471,114        7,905,926    78,867,679
Reinvestment of dividends...................................     189,156      1,783,147           93,767       883,747
Redeemed....................................................  (9,073,534)   (89,223,658)      (1,084,395)   (9,987,438)
                                                              ----------   ------------       ----------   -----------
Net increase - Class B......................................     240,513      3,030,603        6,915,298    69,763,988
                                                              ----------   ------------       ----------   -----------
CLASS C SHARES
Sold........................................................     208,658      2,026,349        1,178,369    11,769,700
Reinvestment of dividends...................................      24,424        228,666           15,030       142,127
Redeemed....................................................    (481,762)    (4,534,310)        (303,256)   (2,869,650)
                                                              ----------   ------------       ----------   -----------
Net increase (decrease) - Class C...........................    (248,680)    (2,279,295)         890,143     9,042,177
                                                              ----------   ------------       ----------   -----------
CLASS D SHARES
Sold........................................................   2,239,758     21,261,279          986,391     9,768,008
Reinvestment of dividends...................................       9,373         91,393               66           624
Redeemed....................................................  (1,759,073)   (16,575,757)        (985,905)   (9,790,201)
                                                              ----------   ------------       ----------   -----------
Net increase (decrease) - Class D...........................     490,058      4,776,915              552       (21,569)
                                                              ----------   ------------       ----------   -----------
Net increase in Fund........................................     775,538   $  8,155,544        8,456,041   $85,382,099
                                                              ==========   ============       ==========   ===========

---------------------
 * Commencement of operations.

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                   FOR THE PERIOD
                                                                FOR THE YEAR       APRIL 28, 1999*
                                                                    ENDED              THROUGH
                                                              NOVEMBER 30, 2000   NOVEMBER 30, 1999
---------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 8.63              $10.00
                                                                   ------              ------

Income (loss) from investment operations:
 Net investment income......................................         0.31                0.21
 Net realized and unrealized gain (loss)....................         2.00               (1.38)
                                                                   ------              ------

Total income (loss) from investment operations..............         2.31               (1.17)
                                                                   ------              ------

Total dividends and distributions from:
 Net investment income......................................        (0.33)              (0.20)
 Net realized gain..........................................        (0.04)                 --
 Paid-in-capital............................................        (0.06)                 --
                                                                   ------              ------

Total dividends and distributions...........................        (0.43)              (0.20)
                                                                   ------              ------

Net asset value, end of period..............................       $10.51              $ 8.63
                                                                   ======              ======

TOTAL RETURN+...............................................        27.46%             (11.88)%(1)

RATIOS TO AVERAGE NET ASSETS (3):
Expenses....................................................         1.71%               1.81%(2)

Net investment income.......................................         3.20%               3.59%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $9,943              $5,634

Portfolio turnover rate.....................................           57%                 27%(1)

---------------------
 *  Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

                                                                                   FOR THE PERIOD
                                                                FOR THE YEAR       APRIL 28, 1999*
                                                                    ENDED              THROUGH
                                                              NOVEMBER 30, 2000   NOVEMBER 30, 1999
---------------------------------------------------------------------------------------------------
CLASS B SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................        $ 8.62              $10.00
                                                                    ------              ------

Income (loss) from investment operations:
 Net investment income......................................          0.24                0.16
 Net realized and unrealized gain (loss)....................          1.99               (1.37)
                                                                    ------              ------

Total income (loss) from investment operations..............          2.23               (1.21)
                                                                    ------              ------

Less dividends and distributions from:
 Net investment income......................................         (0.27)              (0.17)
 Net realized gain..........................................         (0.04)                 --
 Paid-in-capital............................................         (0.05)                 --
                                                                    ------              ------

Total dividends and distributions...........................         (0.36)              (0.17)
                                                                    ------              ------

Net asset value, end of period..............................        $10.49              $ 8.62
                                                                    ======              ======

TOTAL RETURN+...............................................         26.41%             (12.27)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................          2.46%               2.56%(2)

Net investment income.......................................          2.45%               2.84%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $75,101             $59,645

Portfolio turnover rate.....................................            57%                 27%(1)

---------------------
 *  Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

                                                                                   FOR THE PERIOD
                                                                FOR THE YEAR       APRIL 28, 1999*
                                                                    ENDED              THROUGH
                                                              NOVEMBER 30, 2000   NOVEMBER 30, 1999
---------------------------------------------------------------------------------------------------
CLASS C SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 8.62              $10.00
                                                                   ------              ------

Income (loss) from investment operations:
 Net investment income......................................         0.26                0.16
 Net realized and unrealized gain (loss)....................         1.98               (1.38)
                                                                   ------              ------

Total income (loss) from investment operations..............         2.24               (1.22)
                                                                   ------              ------

Less dividends and distributions from:
 Net investment income......................................        (0.27)              (0.16)
 Net realized gain..........................................        (0.04)                 --
 Paid-in-capital............................................        (0.05)                 --
                                                                   ------              ------

Total dividends and distributions...........................        (0.36)              (0.16)
                                                                   ------              ------

Net asset value, end of period..............................       $10.50              $ 8.62
                                                                   ======              ======

TOTAL RETURN+...............................................        26.50%             (12.29)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................         2.46%               2.56%(2)

Net investment income.......................................         2.45%               2.84%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $6,759              $7,698

Portfolio turnover rate.....................................           57%                 27%(1)

---------------------
 *  Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

                                                                                   FOR THE PERIOD
                                                                FOR THE YEAR       APRIL 28, 1999*
                                                                    ENDED              THROUGH
                                                              NOVEMBER 30, 2000   NOVEMBER 30, 1999
---------------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:

Net asset value, beginning of period........................       $ 8.64              $10.00
                                                                   ------              ------

Income (loss) from investment operations:
 Net investment income......................................         0.27                0.15
 Net realized and unrealized gain (loss)....................         2.08               (1.30)
                                                                   ------              ------

Total income (loss) from investment operations..............         2.35               (1.15)
                                                                   ------              ------

Less dividends and distributions from:
 Net investment income......................................        (0.36)              (0.21)
 Net realized gain..........................................        (0.04)                 --
 Paid-in-capital............................................        (0.06)                 --
                                                                   ------              ------

Total dividends and distributions...........................        (0.46)              (0.21)
                                                                   ------              ------

Net asset value, end of period..............................       $10.53              $ 8.64
                                                                   ======              ======

TOTAL RETURN+...............................................        27.88%             (11.69)%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses....................................................         1.46%               1.56%(2)

Net investment income.......................................         3.45%               3.84%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands.....................       $5,193                 $26

Portfolio turnover rate.....................................           57%                 27%(1)

---------------------
 *  Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1) Not annualized.
(2) Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER REAL ESTATE FUND

REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY DEAN WITTER REAL ESTATE FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Real Estate Fund (the "Fund"), including the portfolio of investments, as of November 30, 2000, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the period ended November 30, 1999 and the financial highlights for the stated period ended November 30, 1999 were audited by other independent accountants whose report, dated January 13, 2000, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Real Estate Fund as of November 30, 2000, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
January 22, 2001

                      2000 FEDERAL TAX NOTICE (unaudited)

         During the fiscal year ended November 30, 2000, the Fund paid to its shareholders $0.09 per share from long-term capital gains. For such period, 100% of the income dividends paid qualified for the dividends received deduction available to corporations.

         Of the Fund's ordinary income dividends paid during the fiscal year ended November 30, 2000, 0.52% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
-----------
Morgan Stanley Dean Witter
Investment Management, Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

MORGAN STANLEY
DEAN WITTER
REAL ESTATE FUND


Annual Report
November 30, 2000